FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Third parties:
Interest on long-term debt	$ 195.8	$ 179.1	$ 160.1
Amortization of financing fees and long-term debt discount	5.1	4.3	4.3
Interest on net defined benefit liability	4.3	4.1	3.4
(Gain) loss on foreign currency translation on short-term monetary items	(2.0)	2.6	(1.7)
Interest on lease liabilities	4.6	5.1	6.0
Other	(0.1)	(5.4)	(2.7)
Total third parties	207.7	189.8	169.4
Affiliated corporations:
Interest expense	207.3	185.0	193.7
Dividend income	(209.5)	(186.9)	(195.5)
Interest on lease liabilities	2.0	2.1	2.3
Interest income	(7.5)	(0.8)	(13.9)
Total affiliated corporations	(7.7)	(0.6)	(13.4)
Total financial expenses	$ 200.0	$ 189.2	$ 156.0